Stockholders' Equity - Schedule of Warrant Activity (Details) - Warrant [Member]	3 Months Ended
Aug. 31, 2016 USD ($) $ / shares shares
Shares Outstanding, beginning balance
Shares Outstanding, Grants	253,131
Shares Outstanding, Exercised
Shares Outstanding, Canceled
Shares Outstanding, ending balance	253,131
Shares Outstanding, Vested and expected to vest	253,131
Shares Outstanding, Exercisable	253,131
Weighted-Average Exercise Price Outstanding, beginning balance | $ / shares
Weighted-Average Exercise Price Outstanding, Grants | $ / shares	1.20
Weighted-Average Exercise Price Outstanding, Exercised | $ / shares
Weighted-Average Exercise Price Outstanding, Canceled
Weighted-Average Exercise Price Outstanding, ending balance | $ / shares	$ 1.20
Weighted-Average Exercise Price Outstanding, Vested and expected to vest | $ / shares	1.20
Weighted-Average Exercise Price Outstanding, Exercisable | $ / shares	$ 1.20
Weighted-Average Remaining Contractual Term, beginning	5 years
Weighted-Average Remaining Contractual Term, ending	5 years
Weighted-Average Remaining Contractual Term, Vested and expected to vest	5 years
Weighted-Average Remaining Contractual Term, Exercisable	5 years
Aggregate Intrinsic Value, beginning balance | $
Aggregate Intrinsic Value, ending balance | $
Aggregate Intrinsic Value, Vested and expected to vest | $
Aggregate Intrinsic Value, Exercisable | $